Investment Risks	Oct. 28, 2026
New Covenant Equity Fund | New Covenant Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
New Covenant Equity Fund | New Covenant Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
New Covenant Equity Fund | New Covenant Equity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

New Covenant Equity Fund | New Covenant Equity Fund | Social-Witness Principles/Socially Responsible Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Social-Witness Principles/Socially Responsible Investing Risk — The Fund considers social-witness principles and the Sub-Advisers’ ESG criteria in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles and other socially responsible investing principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

New Covenant Equity Fund | New Covenant Equity Fund | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the Index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the Index’s components, implementation of the Presbyterian Principles, and favoring ESG and other factors.

New Covenant Equity Fund | New Covenant Equity Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk — The risk that the equity securities in which the Fund invests may underperform other segments of the equity markets or the equity markets as a whole.
New Covenant Equity Fund | New Covenant Equity Fund | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Risk — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

New Covenant Equity Fund | New Covenant Equity Fund | Small and Medium Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Risk — Small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.

New Covenant Equity Fund | New Covenant Equity Fund | Real Estate Investment Trusts (REITs) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

New Covenant Equity Fund | New Covenant Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk — The Fund’s use of futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above and leverage risk is described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

New Covenant Equity Fund | New Covenant Equity Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

New Covenant Equity Fund | New Covenant Equity Fund | Opportunity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.
New Covenant Equity Fund | New Covenant Equity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk — Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

New Covenant Equity Fund | New Covenant Equity Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

New Covenant Equity Fund | New Covenant Equity Fund | Warrants and Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants and Rights Risk — Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

New Covenant Equity Fund | New Covenant Equity Fund | ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

New Covenant Income Fund | New Covenant Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
New Covenant Income Fund | New Covenant Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
New Covenant Income Fund | New Covenant Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

New Covenant Income Fund | New Covenant Income Fund | Social-Witness Principles/Socially Responsible Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Social-Witness Principles/Socially Responsible Investing Risk — The Fund considers social-witness principles and the Sub-Advisers’ ESG criteria in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles and other socially responsible investing principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

New Covenant Income Fund | New Covenant Income Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk — The risk that the fixed income securities in which the Fund invests may underperform other segments of the fixed income markets or the fixed income markets as a whole.
New Covenant Income Fund | New Covenant Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

New Covenant Income Fund | New Covenant Income Fund | Corporate Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

New Covenant Income Fund | New Covenant Income Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

New Covenant Income Fund | New Covenant Income Fund | Foreign Investment/Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

New Covenant Income Fund | New Covenant Income Fund | Foreign Sovereign Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

New Covenant Income Fund | New Covenant Income Fund | Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

New Covenant Income Fund | New Covenant Income Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

New Covenant Income Fund | New Covenant Income Fund | Mortgage Dollar Rolls Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

New Covenant Income Fund | New Covenant Income Fund | Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

New Covenant Income Fund | New Covenant Income Fund | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (commonly referred to as junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

New Covenant Income Fund | New Covenant Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk — The Fund’s use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and liquidity risk and leverage risk are described below. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of options and swaps is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

New Covenant Income Fund | New Covenant Income Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

New Covenant Income Fund | New Covenant Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

New Covenant Income Fund | New Covenant Income Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

New Covenant Income Fund | New Covenant Income Fund | Opportunity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.
New Covenant Income Fund | New Covenant Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
New Covenant Income Fund | New Covenant Income Fund | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

New Covenant Income Fund | New Covenant Income Fund | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.
New Covenant Income Fund | New Covenant Income Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

New Covenant Income Fund | New Covenant Income Fund | To-Be-Announced (TBA) Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

To-Be-Announced (TBA) Transactions Risk — The Fund may be exposed to TBA transactions risk through the Fund’s investments in derivatives. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date or if the counterparty does not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

New Covenant Income Fund | New Covenant Income Fund | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall.

New Covenant Income Fund | New Covenant Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	In addition, the methodology by which SIMC allocates the Fund’s assets among the Equity Fund and the Income Fund may not achieve desired results and may cause the Fund to lose money or underperform other comparable mutual funds.
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Fixed Income Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk — The prices of the Income Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Income Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Social-Witness Principles/Socially Responsible Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Social-Witness Principles/Socially Responsible Investing Risk — The Equity Fund and the Income Fund consider social-witness principles and the Sub-Advisers’ ESG criteria in their investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with their established social-witness principles and other socially responsible investing principles. This means that the Equity Fund and Income Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk — The risk that SIMC’s decisions regarding the allocation of Fund assets to the Equity Fund and Income Fund will not anticipate market trends successfully.
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk — The risk that the Equity Fund’s performance may vary substantially from the performance of the underlying index it tracks as a result of cash flows, fund expenses, imperfect correlation between the Equity Fund’s investments and the underlying index’s components, implementation of the Presbyterian Principles, and favoring ESG and other factors.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk — The risk that the equity securities in which the Equity Fund invests may underperform other segments of the equity markets or the equity markets as a whole and the risk that the fixed income securities in which the Income Fund invests may underperform other segments of the fixed income markets or the fixed income markets as a whole.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Income Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Corporate Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Foreign Investment/Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Foreign Sovereign Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Mortgage Dollar Rolls Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Income Fund whereby a defaulting counterparty could delay or prevent the Income Fund’s recovery of collateral.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (commonly referred to as junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Risk — If valuations of large capitalization companies in which the Equity Fund may invest appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Small and Medium Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Risk — Small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Real Estate Investment Trusts (REITs) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk — The Equity Fund’s and Income Fund’s use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above. Leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk — The Equity Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Equity Fund or the Income Fund would like. The Equity Fund or the Income Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Opportunity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Opportunity Risk — The Equity Fund and the Income Fund may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Duration Risk — The longer-term securities in which the Income Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Income Fund to invest the proceeds at generally lower interest rates.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk — At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | To-Be-Announced (TBA) Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

To-Be-Announced (TBA) Transactions Risk — The Fund may be exposed to TBA transactions risk through the Fund’s investments in derivatives. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date or if the counterparty does not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk — Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Warrants and Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants and Rights Risk — Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund | Exchange-Traded Funds (ETFs) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds (ETFs) Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	In addition, the methodology by which SIMC allocates the Fund’s assets among the Equity Fund and the Income Fund may not achieve desired results and may cause the Fund to lose money or underperform other comparable mutual funds.
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Fixed Income Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk — The prices of the Income Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Income Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Social-Witness Principles/Socially Responsible Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Social-Witness Principles/Socially Responsible Investing Risk — The Equity Fund and the Income Fund consider social-witness principles and the Sub-Advisers’ ESG criteria in their investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with their established social-witness principles and other socially responsible investing principles. This means that the Equity Fund and Income Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk — The risk that SIMC’s decisions regarding the allocation of Fund assets to the Equity Fund and Income Fund will not anticipate market trends successfully.
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk — The risk that the Equity Fund’s performance may vary substantially from the performance of the underlying index it tracks as a result of cash flows, fund expenses, imperfect correlation between the Equity Fund’s investments and the underlying index’s components, implementation of the Presbyterian Principles, and favoring ESG and other factors.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk — The risk that the equity securities in which the Equity Fund invests may underperform other segments of the equity markets or the equity markets as a whole and the risk that the fixed income securities in which the Income Fund invests may underperform other segments of the fixed income markets or the fixed income markets as a whole.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Income Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Corporate Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Foreign Investment/Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Foreign Sovereign Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Mortgage Dollar Rolls Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Income Fund whereby a defaulting counterparty could delay or prevent the Income Fund’s recovery of collateral.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (commonly referred to as junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Large Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Risk — If valuations of large capitalization companies in which the Equity Fund may invest appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Small and Medium Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Risk — Small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Real Estate Investment Trusts (REITs) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk — The Equity Fund’s and Income Fund’s use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above. Leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk — The Equity Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Equity Fund or the Income Fund would like. The Equity Fund or the Income Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Opportunity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Opportunity Risk — The Equity Fund and the Income Fund may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Duration Risk — The longer-term securities in which the Income Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Income Fund to invest the proceeds at generally lower interest rates.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk — At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | To-Be-Announced (TBA) Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

To-Be-Announced (TBA) Transactions Risk — The Fund may be exposed to TBA transactions risk through the Fund’s investments in derivatives. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date or if the counterparty does not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk — Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | Warrants and Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants and Rights Risk — Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.